Summary of Significant Accounting Policies - Schedule of Consolidated Statement of Comprehensive Income and Consolidated Statement of Financial Position (Details) - Segment [Member] - USD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Schedule of Consolidated Statement of Comprehensive Income and Consolidated Statement of Financial Position [Abstract]
Revenue	[1]	$ 5,625,124	$ 905,049
Cost of sales	[2]	$ (5,152,543)	$ (1,048,354)

[1]	Includes IAS 29 impact for a $305,210 decrease in revenues and $35,586 increase in revenues for the fiscal years 2024 and 2023, respectively.
[2]	Includes IAS 29 impact of $622,687 and $7,385 decrease in costs of sales for the fiscal years ended in 2024 and 2023, respectively